SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Leases, Convenience translation (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
LEASES
Impairment recognized for the Group's ROU assets	¥ 0	¥ 0	¥ 0
Convenience translation
Convenience translation rate (in USD/RMB)	6.3726